Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets	¥ 385,750,916	¥ 367,650,018
Cash and due from banks	51,855,923	50,972,491
Interest-earning deposits in other banks	49,828,271	58,848,056
Trading account assets	47,934,649	42,668,336
Investment securities	62,059,308	55,815,751
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	121,671,584	111,678,692
Total liabilities	369,603,408	351,353,496
Deposits	231,196,298	224,589,943
Long-term debt	37,403,952	34,696,599
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	20,309,319	18,958,567
Cash and due from banks	16,730	6,728
Interest-earning deposits in other banks	27,836	27,382
Trading account assets	1,398,228	1,252,308
Investment securities	1,965,151	1,824,892
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	16,605,245	15,651,462
All other assets	296,129	195,795
Total liabilities	515,834	584,032
Deposits	0	0
Other short-term borrowings	39,671	39,582
Long-term debt	402,654	449,231
All other liabilities	73,509	95,219
Consolidated VIEs | Consolidated VIEs before Elimination
Variable Interest Entity [Line Items]
Total assets	26,154,279	26,382,625
Cash and due from banks	73,247	122,214
Interest-earning deposits in other banks	56,855	63,557
Trading account assets	1,541,315	1,306,671
Investment securities	2,628,217	2,392,134
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	21,529,835	22,270,506
All other assets	324,810	227,543
Total liabilities	25,463,585	25,782,756
Deposits	5,449,185	7,063,850
Other short-term borrowings	5,751,042	5,152,061
Long-term debt	12,337,631	11,830,663
All other liabilities	1,925,727	1,736,182
Consolidated VIEs | Consolidated VIEs before Elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	6,776,160	6,115,286
Cash and due from banks	56,072	114,679
Interest-earning deposits in other banks	28,793	24,959
Trading account assets	123,767	30,114
Investment securities	975,073	906,109
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	5,470,418	5,016,254
All other assets	122,037	23,171
Total liabilities	6,690,554	6,091,830
Deposits	0	0
Other short-term borrowings	5,028,735	4,443,656
Long-term debt	1,313,354	1,337,938
All other liabilities	348,465	310,236
Consolidated VIEs | Consolidated VIEs before Elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets	519,063	538,336
Cash and due from banks	336	578
Interest-earning deposits in other banks	20,911	28,021
Trading account assets	357,653	351,806
Investment securities	57,370	55,567
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	0	0
All other assets	82,793	102,364
Total liabilities	7,436	29,368
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	7,293	6,497
All other liabilities	143	22,871
Consolidated VIEs | Consolidated VIEs before Elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	234,811	192,200
Cash and due from banks	2,013	1,694
Interest-earning deposits in other banks	2,222	5,463
Trading account assets	8,532	7,294
Investment securities	0	0
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	140,410	119,002
All other assets	81,634	58,747
Total liabilities	117,495	101,814
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	113,236	95,218
All other liabilities	4,259	6,596
Consolidated VIEs | Consolidated VIEs before Elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	387,076	342,771
Cash and due from banks	14,334	4,798
Interest-earning deposits in other banks	0	0
Trading account assets	163,928	134,387
Investment securities	160,751	111,711
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	47,219	88,209
All other assets	844	3,666
Total liabilities	391,007	345,606
Deposits	0	0
Other short-term borrowings	18,154	22,791
Long-term debt	267,440	248,535
All other liabilities	105,413	74,280
Consolidated VIEs | Consolidated VIEs before Elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets	11,077,555	10,544,934
Cash and due from banks	0	0
Interest-earning deposits in other banks	1,203	1,204
Trading account assets	0	0
Investment securities	0	0
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	11,058,713	10,526,124
All other assets	17,639	17,606
Total liabilities	11,101,594	10,569,281
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	10,604,347	10,102,964
All other liabilities	497,247	466,317
Consolidated VIEs | Consolidated VIEs before Elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets	7,102,194	8,581,448
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Trading account assets	872,829	760,960
Investment securities	1,419,479	1,303,063
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	4,809,882	6,517,421
All other assets	4	4
Total liabilities	7,102,377	8,581,731
Deposits	5,449,185	7,063,850
Other short-term borrowings	702,270	683,346
Long-term debt	0	0
All other liabilities	950,922	834,535
Consolidated VIEs | Consolidated VIEs before Elimination | Other
Variable Interest Entity [Line Items]
Total assets	57,420	67,650
Cash and due from banks	492	465
Interest-earning deposits in other banks	3,726	3,910
Trading account assets	14,606	22,110
Investment securities	15,544	15,684
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	3,193	3,496
All other assets	19,859	21,985
Total liabilities	53,122	63,126
Deposits	0	0
Other short-term borrowings	1,883	2,268
Long-term debt	31,961	39,511
All other liabilities	19,278	21,347
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets	(5,844,960)	(7,424,058)
Cash and due from banks	(56,517)	(115,486)
Interest-earning deposits in other banks	(29,019)	(36,175)
Trading account assets	(143,087)	(54,363)
Investment securities	(663,066)	(567,242)
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	(4,924,590)	(6,619,044)
All other assets	(28,681)	(31,748)
Total liabilities	(15,850,216)	(15,116,977)
Deposits	(2,966)	(756)
Other short-term borrowings	(2,647,997)	(2,590,224)
Long-term debt	(11,905,225)	(11,378,021)
All other liabilities	(1,294,028)	(1,147,976)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(9,097,535)	(10,081,747)
Deposits	(5,446,219)	(7,063,094)
Other short-term borrowings	(3,063,374)	(2,522,255)
Long-term debt	(29,752)	(3,411)
All other liabilities	¥ (558,190)	¥ (492,987)